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                   LaSalle Investment Management Funds, Inc
             c/o LaSalle Investment Management (Securities), L.P.
                             100 East Pratt Street
                          Baltimore, Maryland  21202


                                  May 1, 2001


EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re: LaSalle Investment Management Funds, Inc. (the "Fund") Files Nos. 333-36161 and 881-08373
              ------------------------------------------------------

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, the above-named registrant hereby certifies that the form of prospectus and statement of additional information dated April 30, 2001, that would have been filed under paragraph (c) of Rule 497 do not differ from the form of prospectus and statement of additional information contained in the most recent amendment to the Fund's registration statement on Form N-1A, Post-Effective Amendment No. 5, which was filed electronically on April 27, 2001.

     If you have any questions regarding the foregoing, please call me at
(410) 347-0600.

                                     Sincerely,

                                     LaSalle Investment Management Funds, Inc.


                                     By: /s/ Denise Ruth Organt
                                        -----------------------------
                                        Denise Ruth Organt
                                        Assistant Secretary